Financial performance, Net Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial performance [Abstract]
Interest income from external providers	$ 1,293	$ 1,484	$ 61
Other revenue	0	26	50
Net foreign exchange gain	118	1,811	3,375
Finance income	1,411	3,321	3,486
Bank charges	(9)	(6)	(12)
Net foreign exchange loss	0	0	0
Lease interest	(2)	(10)	(5)
Finance costs	(11)	(16)	(17)
Net finance income / (costs)	$ 1,400	$ 3,305	$ 3,469